RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value:	$ 272,762,338	$ 227,484,637
Globe Life Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value:	42,138,558	$ 37,896,847
Investments valued on a cost basis	16,251,601
Purchases of investments	1,124,429
Sales of investments	5,232,399
Dividend income	$ 339,067